Share based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Payment Charges	Share-based payment charges for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Share-based payment charge	4.6	2.1	0.1

Share Option, Activity
Details regarding share option issuances for the year ended December 31, 2023, 2022 and 2021 are as follows:

Grant Date	Number of Share Options Issued	Exercise Price	Share Price Grant Date
November 2023	2,100,000	6.65	6.19
September 2022	1,333,334	4.00	3.96
September 2022	1,333,333	4.75	3.96
September 2022	1,333,333	5.50	3.96
August 2021	5,150,000	2.00	1.40
The table below sets forth the number of share options and weighted average fair value price for the years ended December 31, 2023, 2022 and 2021:

	2023		2022		2021
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Outstanding at January 1	9,445,006	1.19	5,670,000	0.64	885,000	1.91
Granted during the year	2,100,000	2.63	4,000,000	2.00	5,150,000	0.51
Exercised during the year	(410,302)	0.47	—	—	—	—
Forfeited during the year	(217,506)	0.88	(11,250)	2.68	(105,500)	1.24
Expired during the year	(227,500)	2.29	(213,744)	1.78	(259,500)	3.19
Outstanding at December 31	10,689,698	1.48	9,445,006	1.19	5,670,000	0.64
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2023, 2022 and 2021:

	2023		2022		2021
	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)
Outstanding at January 1	9,445,006	4.48	5,670,000	5.66	885,000	41.86
Granted during the year	2,100,000	6.65	4,000,000	4.75	5,150,000	2.00
Exercised during the year	(410,302)	2.00	—	—	—	—
Forfeited during the year	(217,506)	3.77	(11,250)	48.70	(105,500)	46.42
Expired during the year	(227,500)	46.92	(213,744)	38.47	(259,500)	40.64
Outstanding at December 31	10,689,698	4.11	9,445,006	4.48	5,670,000	5.66
Exercisable at December 31	1,313,036	3.51	271,250	45.00	411,244	41.75

Stock Options, Valuation Assumptions
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following inputs:

	2023	2022	2021
Expected future volatility	59%	76%	57%
Expected dividend rate	—%	—%	—%
Risk-free rate	4.3% to 4.8%	3.4% to 3.5%	0.5% to 0.8%
Expected life after vesting	3.3 years	3.5 years	2 years
The fair value of PSUs is measured at grant date using the Monte Carlo simulation model using the following inputs:

2022
Expected future volatility	81%
Share price at valuation date	$3.96
Expected dividend rate	—%
Risk-free rate	3.54%

Performance Stock Units, Activity
The table below sets forth the number of PSUs and weighted average fair value price for the year ended December 31, 2022:

	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1, 2022	—	—
Granted during the year	500,000	2.02
Forfeited during the year	—	—
Expired during the year	—	—
Non-vested at December 31, 2022	500,000	2.02

Restricted Stock Units, Activity
The table below sets forth the number of RSUs and weighted average fair value price for the years ended December 31, 2023 and 2022:

	2023		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1	88,584	5.08	—	—
Granted during the year	112,780	6.19	88,584	5.08
Vested during the year	(88,584)	5.08	—	—
Forfeited during the year	—	—	—	—
Expired during the year	—	—	—	—
Non-vested at December 31	112,780	6.19	88,584	5.08